INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Roll Forward]
Beginning Balance	$ 248,710	$ 6,781	$ 15,961
Change related to current net operating losses and impairments	(561)	241,892	20,680
Net change related to generation of tax attributes	0	0	(695)
Change related to deferred tax adjustments	(37,485)	37	(20,025)
Change related to prior period adjustments	8,851	0	(137)
Acquisition deferred tax liabilities	0	0	(9,003)
Ending Balance	$ 219,515	$ 248,710	$ 6,781